Share-Based Payments - LTI Stock Option Plan for Directors - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	778,668
Fair value of stock options granted	$ 19.94	$ 17.40	$ 21.78
Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	Vest after 5 years
Exercise period of stock options	5 years
Board of Director [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of stock options	10 years
Long Term Incentive Warrant Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	One to three years
Long Term Incentive Stock Option Plan [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	200,000	200,000
Fair value of stock options granted	$ 4,000,000	$ 5,000,000